DEBT (Details) - USD ($)					1 Months Ended	3 Months Ended	6 Months Ended
		Jun. 16, 2015	May. 22, 2015	Jan. 20, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Debt Instrument
Total long-term debt outstanding					$ 1,386,200,000		$ 1,386,200,000		$ 1,032,500,000
Repayments of credit facility	[1]						440,287,000	$ 38,350,000
Proceeds from short-term debt due to a related party							0	$ 20,000,000
Line of Credit | Revolving Credit Facility | Golar
Debt Instrument
Proceeds from short-term debt due to a related party						$ 20,000,000
Revolving credit facility					20,000,000		$ 20,000,000
2015 Norwegian Bonds | Extended Bonds [Member]
Debt Instrument
Face amount of debt instrument			$ 150,000,000
Variable interest rate			4.40%
Term of debt instrument			5 years
Golar Maria and Freeze Facility | Line of Credit
Debt Instrument
Face amount of debt instrument		$ 180,000,000
Golar Maria and Freeze Facility | Line of Credit | Revolving Credit Facility
Debt Instrument
Revolving credit facility		30,000,000
Golar Maria and Freeze Facility | Term Loan
Debt Instrument
Face amount of debt instrument		$ 150,000,000
Term of debt instrument		3 years
Final balloon payment due		$ 114,000,000
Golar Eskimo
Debt Instrument
Assumed long-term debt				$ 162,830,000
Golar Eskimo | Vendor Loan
Debt Instrument
Face amount of debt instrument				220,000,000.0
Repayments of credit facility					$ 120,000,000
Golar Eskimo | Term Loan
Debt Instrument
Assumed long-term debt				$ 162,800,000
LIBOR | Golar Maria and Freeze Facility | Line of Credit
Debt Instrument
Variable interest rate		1.95%
LIBOR | Golar Eskimo | Vendor Loan
Debt Instrument
Variable interest rate				2.84%
Interest Rate Swap | 2015 Norwegian Bonds | Extended Bonds [Member]
Debt Instrument
All-in fixed interest rate			6.275%

[1]	In addition to the cash consideration paid for the acquisition of the Golar Eskimo in January 2015, there was a non-cash consideration in relation to the assumption of the bank debt of $162.8 million and recognition of a vendor loan of $220 million from Golar. In June 2015, we paid $120 million of the vendor loan.In addition to the cash consideration paid for the acquisition of the Golar Igloo in 2014, there were non-cash considerations including assumption of bank debt of $161.3 million and other purchase price adjustments of $3.6 million and interest rate swap asset of $3.6 million (see note 10). A total of $7.2 million in additional purchase price adjustment and the assumption of interest rate swap asset relating to the acquisition of the Golar Igloo was paid in July 2014.